Condensed Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Condensed Statements Of Comprehensive Income [Abstract]
NET INCOME	$ 1.8	$ 37.6	$ 5.0	$ 42.7	$ 134.5	$ 139.5	$ 128.5
OTHER COMPREHENSIVE INCOME (LOSS):
Unrealized gain (loss) on cash flow hedges	28.4	(4.7)	30.8	0.2	1.4	(10.9)	26.1
COMPREHENSIVE INCOME	$ 30.2	$ 32.9	$ 35.8	$ 42.9	$ 135.9	$ 128.6	$ 154.6